Victory Fund for Income (Prospectus Summary) | Victory Fund for Income
Fund for Income Summary
Investment Objective
The Fund seeks to provide a high level of current income consistent with preservation of shareholders' capital.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 21 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Fund for Income	Class A	Class C	Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Fund for Income		Class A	Class C		Class I	Class R	Class Y
Management Fees		0.48%	0.48%		0.48%	0.48%	0.48%
Distribution (12b-1) Fees		none	1.00%		none	0.25%	none
Other Expenses	[1]	0.48%	0.24%		0.19%	0.25%	0.37%
Total Annual Fund Operating Expenses		0.96%	1.72%		0.67%	0.98%	0.85%
Fee Waiver/Expense Reimbursement		none	none		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.96%	1.72%	[2]	0.67%	0.98%	0.71%	[2]
[1]	Includes a shareholder servicing fee of 0.25% applicable to Class A shares
[2]	The Adviser has contractually agreed to waive its management fee and/or expenses so that the total annual operating expenses (excluding certain items such as interest taxes and brokerage commissions) of Class C and Class Y shares do not exceed 1.82% and 0.71% until at least February 28, 2014 and February 28, 2017, respectively.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Fund for Income (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	296	500	720	1,354
Class C	275	542	933	2,030
Class I	68	214	373	835
Class R	100	312	542	1,201
Class Y	73	227	395	977

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Victory Fund for Income Class C	175	542	933	2,030

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 43%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities.

Under normal circumstances, the Fund primarily invests in:

o Mortgage-backed obligations and collateralized mortgage obligations (CMOs)
issued by the Government National Mortgage Association (GNMA), with an average effective maturity ranging from 2 to 10 years.

o Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than five years.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Interest rates rise.

o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

o The rate of inflation increases.

o The average life of a mortgage-related security is shortened or lengthened.

o A U.S. government agency or instrumentality defaults on its obligation and the
U.S. government does not provide support.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays Capital 1-5 Year U.S. Gov't Bond Index. We
calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance is not presented for Class I shares as the share class is new as of March 1, 2011. Past performance information is not presented for Class Y shares as the share class is new as of the date of this Prospectus.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class R Shares

Highest/lowest quarterly results during this time period were: Highest 3.56% (quarter ended September 30, 2002) Lowest -1.17% (quarter ended June 30, 2004)
The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays Capital 1-5 Year U.S. Gov't Bond Index.
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Fund for Income	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	CLASS A Before Taxes	2.25%	5.37%	4.33%
Class C	CLASS C Before Taxes	2.58%	4.94%	3.67%	[1]
Class R	CLASS R Before Taxes	4.26%	5.76%	4.49%
Class R After Taxes on Distributions	CLASS R After Taxes on Distributions	2.32%	3.62%	2.39%
Class R After Taxes on Distributions and Sales	CLASS R After Taxes on Distributions and Sale of Fund Shares	2.75%	3.66%	2.56%
Barclays Capital 1-5 Year U.S. Gov't Bond Index	Barclays Capital 1-5 Year U.S. Gov't Bond Index Index returns reflect no deduction for fees, expenses or taxes.	3.21%	4.76%	4.05%
[1]	Performance is from March 1, 2002, inception date of Class C shares.